Property and Equipment - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 189,631	R$ 93,422
Business combination	428
Additions	92,546	108,146
Disposals	(16,332)	(11,937)
Ending Balance	266,273	189,631	R$ 93,422
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	243,042	120,004
Business combination	584
Additions	159,047	140,982	31,621
Disposals	(30,072)	(17,944)
Ending Balance	372,601	243,042	120,004
Cost [member] | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	143,837	85,039
Additions	136,819	75,442
Disposals	(25,180)	(16,644)
Transfers	(515)
Ending Balance	254,961	143,837	85,039
Cost [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,999	14,947
Business combination	576
Additions	18,542	43,713
Disposals	(124)	(58)
Transfers	361	(2,603)
Ending Balance	75,354	55,999	14,947
Cost [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,862	415
Additions	117	1,445
Disposals	(457)
Transfers	459	2
Ending Balance	1,981	1,862	415
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,370	8,467
Additions	349	7,881
Disposals	(3,692)
Transfers	6,117	22
Ending Balance	19,144	16,370	8,467
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,993	6,936
Business combination	2
Additions	1,587	2,786
Disposals	(50)	(247)
Transfers	515	2,518
Ending Balance	14,047	11,993	6,936
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,261	2,461
Business combination	6
Additions	1,633	2,738
Disposals	(245)
Transfers	194	62
Ending Balance	6,849	5,261	2,461
Cost [member] | Telephony equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	175	175
Additions		1
Transfers		(1)
Ending Balance	175	175	175
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	414	415
Additions		2
Disposals	(324)	(3)
Ending Balance	90	414	415
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,131	1,149
Additions		6,974
Disposals		(992)
Transfers	(7,131)
Ending Balance		7,131	1,149
Depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53,411)	(26,582)
Business combination	(156)
Additions	(66,501)	(32,836)
Disposals	13,740	6,007
Ending Balance	(106,328)	(53,411)	(26,582)
Depreciation and amortization [member] | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,757)	(20,473)
Additions	(44,698)	(23,158)
Disposals	12,290	5,874
Transfers	421
Ending Balance	(69,744)	(37,757)	(20,473)
Depreciation and amortization [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,660)	(3,432)
Business combination	(152)
Additions	(13,971)	(4,879)
Disposals		7
Transfers		644
Ending Balance	(21,783)	(7,660)	(3,432)
Depreciation and amortization [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(300)	(60)
Additions	(504)	(240)
Disposals	95
Ending Balance	(709)	(300)	(60)
Depreciation and amortization [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,884)	(1,424)
Additions	(4,207)	(2,460)
Disposals	1,241
Ending Balance	(6,850)	(3,884)	(1,424)
Depreciation and amortization [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,978)	(882)
Business combination	(1)
Additions	(2,383)	(1,596)
Disposals	50	126
Transfers	(421)	(626)
Ending Balance	(5,733)	(2,978)	(882)
Depreciation and amortization [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(691)	(225)
Business combination	(3)
Additions	(690)	(448)
Disposals	30
Transfers		(18)
Ending Balance	(1,354)	(691)	(225)
Depreciation and amortization [member] | Telephony equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81)	(45)
Additions	(30)	(36)
Ending Balance	(111)	(81)	(45)
Depreciation and amortization [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(60)	(41)
Additions	(18)	(19)
Disposals	34
Ending Balance	R$ (44)	R$ (60)	R$ (41)